RELATED PARTY TRANSACTIONS - Additional Information - 10K (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 08, 2013
Related Party Transaction [Line Items]
Common stock outstanding (shares)			5,260
Reimbursement Agreements termination period by either party	90 days		90 days
Insurance program renewal period	5 years			5 years
5 3/4% Senior Notes Due 2021 [Member]
Related Party Transaction [Line Items]
Stated interest rate	5.75%		5.75%	5.75%		5.75%
Products Corporation [Member]
Related Party Transaction [Line Items]
Percentage Of Voting Capital Stock			66.00%
Revlon Holdings [Member]
Related Party Transaction [Line Items]
Reimbursements from (to) related party			$ 0.3	$ 0.2	$ 0.2
Receivable balance			0.2	0.1
Reimbursement Agreement [Member]
Related Party Transaction [Line Items]
Reimbursements from (to) related party			(2.1)	(3.8)	(6.1)
Receivable balance			0.1	0.0
Partial payment					$ 6.1
Majority Shareholder [Member] | Related Party Expense, Advertising Inserts [Member]
Related Party Transaction [Line Items]
Expenses - related party transaction			0.2
Majority Shareholder [Member] | Related Party Expense, Coupon Redemptions [Member]
Related Party Transaction [Line Items]
Expenses - related party transaction	$ 24.8	$ 16.1	32.9	35.8
Majority Shareholder [Member] | Related Party Expense, Coupon Redemption Processing [Member]
Related Party Transaction [Line Items]
Expenses - related party transaction	0.2	0.2	0.4	$ 0.4
Majority Shareholder [Member] | Related Party Expense, Other Fees [Member]
Related Party Transaction [Line Items]
Expenses - related party transaction	$ 0.2	$ 0.1	$ 0.1
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Percentage ownership of outstanding common stock by affiliate			78.00%
Percentage voting power ownership by affiliate			78.00%